Costs and Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2022
Costs and Expenses by Nature
Schedule of costs and expenses by nature
	December 31, 2022	December 31, 2021	December 31, 2020
Salaries and payroll charges	(281,894)	(274,581)	(279,523)
Raw materials and productions costs	(201,700)	(185,862)	(216,791)
Editorial costs	(49,329)	(71,705)	(52,794)
Depreciation and amortization	(268,714)	(211,156)	(174,088)
Copyright	(72,348)	(58,885)	(59,597)
Advertising and publicity	(99,834)	(77,655)	(88,965)
Utilities, cleaning and security	(20,087)	(25,505)	(19,499)
Rent and condominium fees	(18,312)	(17,775)	(14,278)
Third-party services	(47,667)	(25,758)	(23,904)
Travel	(23,577)	(8,747)	(8,760)
Consulting and advisory services	(34,166)	(23,395)	(25,269)
Impairment losses on trade receivables	(45,904)	(32,726)	(25,015)
Material	(6,263)	(3,523)	(3,708)
Taxes and contributions	(1,777)	(2,808)	(2,066)
Reversal for tax, civil and labor risks	15,099	1,986	2,092
Provision for obsolete inventories	(40,924)	(22,117)	(4,057)
Income from lease and sublease agreements with related parties	13,047	15,939	21,683
Other income, net	662	5,554	4,283
	(1,183,688)	(1,018,719)	(970,256)
Cost of goods sold and services	(473,135)	(396,829)	(378,003)
Commercial expenses	(194,043)	(164,439)	(165,169)
General and administrative expenses	(471,626)	(430,279)	(406,352)
Impairment loss on accounts receivable	(45,904)	(32,726)	(25,015)
Other operating income, net	1,020	5,554	4,283
	(1,183,688)	(1,018,719)	(970,256)